Investments (Invested Assets on Deposit, Held In Trust and Pledged as Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Invested assets on deposit (regulatory deposits)	$ 1,925	$ 1,838
Invested assets held in trust (collateral financing arrangement and reinsurance agreements)	2,057	2,359
Invested assets pledged as collateral	23,882	20,345
Total invested assets on deposit, held in trust and pledged as collateral	$ 27,864	$ 24,542